Fair Value Measurements (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 21, 2023
Dividend yield	$ 0
Expected volatility	$ 6,250
Monte Carlo Model [Member]
Stock price	$ 1.70	$ 6.49
Expected term (in years)	5 years	5 years
Dividend yield	$ 0	$ 0
Expected volatility	$ 7,590	$ 7,640
Risk-free interest rate	3.84%	3.87%
Monte Carlo Simulation [Member]
Stock price	$ 1.70	$ 6.49
Expected term (in years)	4 years 11 months 23 days	5 years 3 days
Dividend yield	$ 0	$ 0
Expected volatility	$ 4,150	$ 1,390
Risk-free interest rate	3.84%	3.87%